Administrative expenses (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Administrative expenses
Share-based payment expense	$ 4,127	$ 4,286	$ 9,752	$ 8,968
Business combination transaction costs	3,685	3,139	17,928	9,087
Impairment of withholding tax receivables	11,422	11,714	39,141	44,398
Net (gain)/loss on disposal of property, plant and equipment	(134)	(94)	13,650	(1,632)
Other	966	4,160	1,274	14,353
Total administrative expenses	91,527	72,829	284,941	226,076
Administrative expenses.
Administrative expenses
Facilities, short term rental and upkeep	8,953	5,451	25,844	17,712
Depreciation	2,266	2,061	6,657	6,252
Amortization	898	804	4,298	2,389
Travel costs	4,225	2,465	10,884	5,962
Staff costs	34,323	25,283	96,172	73,628
Key management compensation	5,491	1,871	13,814	5,560
Share-based payment expense	4,127	4,286	9,752	8,968
Professional fees	9,628	11,170	28,240	39,261
Business combination transaction costs	3,685	3,139	17,928	9,087
Impairment of withholding tax receivables	11,422	11,714	39,141	44,398
Net (gain)/loss on disposal of property, plant and equipment	(134)	(94)	13,650	(1,632)
Operating taxes	228	266	569	1,487
Other	6,415	4,413	17,992	13,004
Total administrative expenses	$ 91,527	$ 72,829	$ 284,941	$ 226,076